Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Cumulative effect of adopting ASU 2016-13		¥ 2,307,216	¥ 1,769,331		¥ 2,307,216	¥ 1,652,447	$ 277,646		¥ 1,501,926
Investment
Impairment for Equity Investees			26,275	$ 4,123	0	0
Fair Value
Fair value of the bifurcated derivative from convertible note		¥ 0	0		0
Revenue
Revenue			3,131,624	$ 491,420	6,019,681	6,845,580
Revenue recognized from opening balance of deferred revenue			220,496		96,779	54,948
Customer Loyalty Program
Maximum Customer Loyalty amount redeemable (as a Percentage)	100.00%	30.00%
Fulfillment Expenses
Shipping costs included in fulfillment expenses			29,083		51,730	63,247
Marketing Expenses
Advertising expenses			86,714		119,881	183,744
Employee Benefits
Employee social benefits included as expenses			40,683		43,747	75,922
Subsidy income
Subsidy income			¥ 20,260		24,324	54,751
Segment Reporting
Number of operating segments | segment			1	1
Accounts Receivable, net
Allowance for Doubtful Accounts Receivable		¥ 9,018	¥ 15,606		9,018	7,598
Accounts receivables						87,160
Inventories
Inventory write downs			¥ 469,644	$ 73,697	¥ 64,245	¥ 14,273
Effective Income Tax Rate Reconciliation, Percent			23.01%	23.01%	(8.17%)	16.28%
Minimum
Inventories
Effective Income Tax Rate Reconciliation, Percent			50.00%	50.00%
Sales return allowances
Revenue
Revenue			¥ 117		¥ 2,345
Level 3
Fair Value
Fair values of the convertible note		1,302,416	0		1,302,416			$ 199,604
Cumulative effect adoption adjustment
Cumulative effect of adopting ASU 2016-13		¥ (7,743)	¥ 7,742		¥ (7,743)